Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 32,440	$ 303,334	$ 17,277	$ 95,068	$ 124,535